Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	€ 1,198	€ 1,102
Additions	50	64
Capitalised expenses	324	246
Amortisation	(216)	(213)	€ (226)
Impairments	(12)	(5)
Exchange rate differences	9	7
Disposals	(9)	(10)
Changes in the composition of the group and other changes	(10)	8
Closing balance	1,334	1,198	1,102
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	3,123
Closing balance	3,471	3,123
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(1,879)
Closing balance	(2,084)	(1,879)
Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(45)
Closing balance	(53)	(45)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	469	464
Additions	6
Impairments
Exchange rate differences	1	5
Closing balance	476	469	464
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	469
Closing balance	476	469
Goodwill | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January
Closing balance
Software
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	727	636
Additions	43	64
Capitalised expenses	324	246
Amortisation	(215)	(213)
Impairments	(12)	(5)
Exchange rate differences	8	2
Disposals	(9)	(10)
Changes in the composition of the group and other changes	(10)	8
Closing balance	855	727	636
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	2,646
Closing balance	2,986	2,646
Software | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(1,876)
Closing balance	(2,079)	(1,876)
Software | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(43)
Closing balance	(52)	(43)
Other
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	2	2
Additions	1
Capitalised expenses
Amortisation
Impairments
Exchange rate differences
Disposals
Changes in the composition of the group and other changes		1
Closing balance	3	2	€ 2
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	8
Closing balance	8	8
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(4)
Closing balance	(4)	(4)
Other | Accumulated impairments
Disclosure of detailed information about intangible assets [line items]
Opening balance as at 1 January	(2)
Closing balance	€ (2)	€ (2)